Note 21 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
21—INCOME
TAXES

21
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1
Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:	2017	2016	2015
France	1,003	4,936	(543)
EDAP Inc, U.S.A.	(2,052)	(850)	(380)
Other countries	756	358	16
Total	(293)	4,444	(907)

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2
Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:	2017	2016	2015
Current income tax expense:
France	(161)	(323)	(712)
Other countries	(373)	(249)	(55)
Sub-total current income tax expense	(534)	(572)	(767)
Deferred income tax (expense) benefit:
France	(15)	(2)	(4)
Other countries	161	(30)	11
Sub-total deferred income tax (expense) benefit	146	(32)	7
Total	(388)	(602)	(759)

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3
Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature:

	December 31,
	2017	2016
Net operating loss carry forwards	13,218	18,392
Elimination of intercompany profit in inventory	167	394
Elimination of intercompany profit in fixed assets	265	250
Provisions for retirement indemnities	566	275
Other items	216	153
Total deferred tax assets	14,434	19,465
Capital leases treated as operating leases for tax	(3)	(3)
Total deferred tax liabilities	(3)	(3)
Net deferred tax assets	14,431	19,462
Valuation allowance for deferred tax assets	(14,266)	(19,450)
Deferred tax assets (liabilities), net of allowance	165	12

Net operating loss carryforwards available amounts to €
55,338
thousand as of
December 31, 2017,
of which of €
33,329
thousand at EDAP TMS SA,
€18,686
thousand at Edap Technomed Inc.,
€2,210
thousand at Edap Technomed Co Ltd Japan,
€1,113
thousand at EDAP Technomed Italia S.R.L. These net operating losses generate deferred tax assets of
€13,218
thousand as at
December 31, 2017.
Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of
December 31, 2017,
€34,442
thousand out of these
€55,338
thousand net operating loss carry-forwards have
no
expiration date. The remaining tax loss carry-forwards expire from years
2019
through
2037.
In accordance with ASC
740,
a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-
not
that some portion or all of the deferred tax asset will
not
be realized.

The
2017
Tax Act was enacted on
December 22, 2017.
The
2017
Tax Act includes a number of changes in existing tax law which will impact our business in the U.S. Starting with tax year
2018,
the U.S. corporate tax rates changed from a graduated system ranging from
15%
to
39%
to a flat
21%
of taxable net income.  For taxable net income of
$100K
and greater for years
2018
and following, EDAP’s U.S. subsidiary would pay significantly lower taxes than with the previous tax law.

Starting from tax year
2018,
the French corporate tax rates of taxable net income will gradually decrease from
33.33%
to
25%
in
2022.

The effect of changes in tax rate led to a decrease in deferred tax assets by amount of
€5

480k
which is mainly related to France and U.S.

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4
Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:

	2017	2016	2015
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	21.8%	(2.4%)	3.9%
Effect of net operating loss carry-forwards and valuation allowances	(520.6%)	(2.6%)	52.4%
Non-taxable debt fair value variation	349.2%	(27.2%)	(83.9%)
Permanent differences	60.6%	(4.9%)	40.7%
Effect of cancellation of intra-group positions	49.1%	-	(78.3%)
French business tax included in income tax (CVAE)	(54.7%)	3.4%	(16.0%)
Other	(70.6%)	13.9%	(35.8%)
Effective tax rate	(131.9%)	13.5%	(83.7%)

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5
Uncertainty in Income Taxes

According to ASC
740,
the Company reviewed the tax positions of each subsidiary. On
December 31, 2017
the Company believes that there is
no
significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no
interest or penalties in
2015,
2016
and
2017.